EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2022

1.    The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Growth Fund”:

Portfolio Manager. Douglas R. Rogers, Vice President of BMR, has managed the Fund since July 1, 2021.

2.    The following replaces the fourth paragraph under “Growth Fund.” in “Management and Organization”:

Growth Fund has been managed by Douglas R. Rogers since July 1, 2021. Mr. Rogers is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios and has been with Eaton Vance for more than five years.

June 30, 2022	40888 6.30.22

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Statement of Additional Information dated May 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aaron S. Dunn(1)(2)
Registered Investment Companies(3)	6	$7,006.2	0	$0
Other Pooled Investment Vehicles	2	$99.8	0	$0
Other Accounts	23	$2,158.6	0	$0
Charles B. Gaffney(2)
Registered Investment Companies(3)	9	$5,452.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Bradley T. Galko(1)(2)
Registered Investment Companies(3)	6	$7,006.2	0	$0
Other Pooled Investment Vehicles	2	$99.8	0	$0
Other Accounts	23	$2,158.6	0	$0
Michael D. McLean(2)
Registered Investment Companies(3)	6	$3,690.2	0	$0
Other Pooled Investment Vehicles	1	$36.5	0	$0
Other Accounts	5	$268.1	1	$170.8
J. Griffith Noble(2)
Registered Investment Companies(3)	6	$3,690.2	0	$0
Other Pooled Investment Vehicles	1	$36.5	0	$0
Other Accounts	5	$268.1	1	$170.8
Edward J. Perkin(1)(2)
Registered Investment Companies(3)	6	$7,006.2	0	$0
Other Pooled Investment Vehicles	2	$99.8	0	$0
Other Accounts	23	$2,158.6	0	$0
Douglas R. Rogers(1)(2)
Registered Investment Companies(3)	6	$3,128.3	0	$0
Other Pooled Investment Vehicles	1	$30.0	0	$0
Other Accounts	6	$74.1	0	$0
(1)	This portfolio manager may provide advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	Includes the Fund.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Dividend Builder Fund
Charles B. Gaffney	$10,001 - $50,000	Over $1,000,000
Growth Fund
Douglas R. Rogers	None	Over $1,000,000
Large-Cap Value Fund
Aaron S. Dunn	None	Over $1,000,000
Bradley T. Galko	$10,001 - $50,000	Over $1,000,000
Edward J. Perkin	$100,001 - $500,000	Over $1,000,000
Small-Cap Fund
Michael D. McLean	$100,001 - $500,000	$500,001 - $1,000,000
J. Griffith Noble	$100,001 - $500,000	$500,001 - $1,000,000
Special Equities Fund
Michael D. McLean	$1 - $10,000	$500,001 - $1,000,000
J. Griffith Noble	$10,001 - $50,000	$500,001 - $1,000,000

June 30, 2022